Organization (Tables)	12 Months Ended
Dec. 31, 2025
Organization [Abstract]
Schedule of Principal Subsidiaries

As of the date of this report, the details of the Company’s principal subsidiaries are as follows:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
Subsidiaries:
VVAX Skyline Holdings Limited (“VVAX Skyline”)	April 3, 2023	British Virgin Islands	100% owned by the Company	Investment holding
Windsor Holdings Co., Ltd. (“Windsor Holdings”)	May 30, 2023	British Virgin Islands	100% owned by VVAX Skyline	Investment holding
Peg Biotechnology (HK) Holding Limited (“Peg Biotechnology”)	April 18, 2023	Hong Kong	100% owned by VVAX Skyline	Investment holding
Hainan Senhan Biotechnology Co., Ltd. (“Hainan Senhan”)	May 22, 2023	PRC	100% owned by Peg Biotechnology	Investment holding
Jilin Zhengye Biological Products Co., Ltd. (“Jilin Zhengye”)	May 18, 2004	PRC	58.689% owned by Hainan Senhan and 25.1524% owned by Windsor Holdings	Research, development, manufacture and sales of veterinary vaccines
Beijing Zhongnong Zhengye Biotechnology Co., Ltd. (“Beijing Zhengye”)	April 16, 2025	PRC	51.00% owned by Jilin Zhengye	Sales of veterinary vaccines